The Adoption of New and Amended Standards and Interpretations - Summary of Adoption of New and Amended Standards and Interpretations (Parenthetical) (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Available-for-sale financial assets, non-current			$ 139,515	$ 4,135,207	$ 3,615,658
Increase (decrease) accumulated other comprehensive income			339,475	10,062,036	9,337,450
Accounts receivable			568,863	16,861,111	17,354,883
Other receivables			16,602	492,081	581,630
Other current liabilities - other			16,379	485,482	615,497
Deferred income tax assets			20,740	614,733	752,712
Deferred income tax liabilities			$ 16,180	479,583	$ 264,360
Effect of adoption of new standards [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial assets at fair value through profit or loss, non-current				4,135,207
Available-for-sale financial assets, non-current				(4,135,207)
Increase (decrease) accumulated other comprehensive income				2,457,578
Accounts receivable				(909,849)
Other receivables				(1,204)
Increase (decrease) in retained earnings		$ 25,391
Contract asset				1,766,801
Contract liabilities - current				12,128
Other current liabilities - other				(12,128)
Deferred income tax assets				1,805
Deferred income tax liabilities				27,196
Increase (decrease) due to changes in accounting policy required by IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Financial assets at fair value through profit or loss, non-current				4,135,207
Available-for-sale financial assets, non-current				(4,135,207)
Increase (decrease) accumulated other comprehensive income				2,344,772
Increase (decrease) in other equity interest		(2,344,772)
Accounts receivable				(8,370)
Other receivables				$ (1,204)
Increase (decrease) in retained earnings		$ (9,574)
Increase (decrease) due to changes in accounting policy required by IFRS15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase (decrease) in retained earnings	$ 147,771
Contract asset	901,479
Increase (decrease) in contract assets	865,322
Increase (decrease) in work-in-process inventories	(717,551)
Contract liabilities - current	12,128
Other current liabilities - other	$ 316,391